Benefit Plans 3 (Details)		12 Months Ended
	Dec. 31, 2011	Jun. 30, 2013 Pension Benefits [Member]	Jun. 30, 2012 Pension Benefits [Member]	Jun. 30, 2013 Retiree Health Care Benefits [Member]	Jun. 30, 2012 Retiree Health Care Benefits [Member]
Assumptions used to determine benefit obligations at year-end:
Discount rate	3.50%	3.00%	2.80%	4.00%	4.00%
Assumptions used to determine net periodic benefit cost:
Discount rate		2.80%	3.50%	4.00%	5.50%
Expected return on plan assets		7.00%	7.50%
Rate of compensation increase			5.50%